UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

FRANKLIN

U.S. SMALL CAP

EQUITY FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin U.S. Small Cap Equity Fund for the six-month reporting period ended June 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	Franklin U.S. Small Cap Equity Fund

Performance review

For the six months ended June 30, 2023, Class I shares of Franklin U.S. Small Cap Equity Fund returned 5.16%. The Fund’s unmanaged benchmark, the Russell 2000 Indexi, returned 8.09% for the same period.

Performance Snapshot as of June 30, 2023 (unaudited)
(excluding sales charges)	6 months
Franklin U.S. Small Cap Equity Fund:
Class A	4.99%
Class C	4.68%
Class FI	4.94%
Class I	5.16%
Class IS	5.18%
Russell 2000 Index	8.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.36%, 2.11%, 1.78%, 1.11% and 0.88%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.00% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

Franklin U.S. Small Cap Equity Fund	III

Performance review (cont’d)

The manager has also agreed to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that annual fund operating expenses will not exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.20% for Class FI shares and 0.90% for Class I shares. These arrangements are expected to continue until December 31, 2024 but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

RISKS: Equity securities are subject to market and price fluctuations. Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, operating histories, markets or financial resources. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Franklin U.S. Small Cap Equity Fund

[i]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

Franklin U.S. Small Cap Equity Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2023 and December 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.99%	$1,000.00	$1,049.90	1.20%	$6.10	Class A	5.00%	$1,000.00	$1,018.84	1.20%	$6.01
Class C	4.68	1,000.00	1,046.80	1.95	9.90	Class C	5.00	1,000.00	1,015.12	1.95	9.74
Class FI	4.94	1,000.00	1,049.40	1.20	6.10	Class FI	5.00	1,000.00	1,018.84	1.20	6.01
Class I	5.16	1,000.00	1,051.60	0.90	4.58	Class I	5.00	1,000.00	1,020.33	0.90	4.51
Class IS	5.18	1,000.00	1,051.80	0.75	3.82	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

[1]	For the six months ended June 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2023

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 3.3%
Diversified Telecommunication Services — 1.0%
EchoStar Corp., Class A Shares	14,030	$243,280	*
Iridium Communications Inc.	12,878	799,982
Total Diversified Telecommunication Services		1,043,262
Entertainment — 0.4%
Marcus Corp.	19,000	281,770
Skillz Inc.	13,880	126,308	*
Total Entertainment		408,078
Interactive Media & Services — 1.2%
Angi Inc.	51,513	169,993	*
Cargurus Inc.	12,025	272,126	*
EverQuote Inc., Class A Shares	3,073	19,974	*
TrueCar Inc.	73,491	166,089	*
Yelp Inc.	17,370	632,442	*
Total Interactive Media & Services		1,260,624
Media — 0.6%
Gannett Co. Inc.	53,448	120,258	*
Perion Network Ltd.	16,702	512,250	*
Total Media		632,508
Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	7,883	64,877
United States Cellular Corp.	7,044	124,186	*
Total Wireless Telecommunication Services		189,063
Total Communication Services		3,533,535
Consumer Discretionary — 11.2%
Automobile Components — 1.7%
Goodyear Tire & Rubber Co.	38,000	519,840	*
Modine Manufacturing Co.	30,000	990,600	*
Patrick Industries Inc.	4,009	320,720
Total Automobile Components		1,831,160
Automobiles — 0.3%
Winnebago Industries Inc.	4,076	271,829
Broadline Retail — 0.2%
Macy’s Inc.	13,361	214,444
Diversified Consumer Services — 0.9%
2U Inc.	35,700	143,871	*
American Public Education Inc.	17,000	80,580	*
Chegg Inc.	16,000	142,080	*

See Notes to Financial Statements.

4	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Diversified Consumer Services — continued
Graham Holdings Co., Class B Shares	650	$371,462
Perdoceo Education Corp.	18,707	229,535	*
Total Diversified Consumer Services		967,528
Hotels, Restaurants & Leisure — 2.5%
BJ’s Restaurants Inc.	9,700	308,460	*
Bloomin’ Brands Inc.	26,056	700,646
Cracker Barrel Old Country Store Inc.	802	74,730
Fiesta Restaurant Group Inc.	10,622	84,339	*
International Game Technology PLC	20,000	637,800
Penn Entertainment Inc.	4,008	96,312	*
Playa Hotels & Resorts NV	44,000	358,160	*
Red Robin Gourmet Burgers Inc.	3,741	51,738	*
SeaWorld Entertainment Inc.	6,000	336,060	*
Total Hotels, Restaurants & Leisure		2,648,245
Household Durables — 3.0%
Beazer Homes USA Inc.	36,594	1,035,244	*
Ethan Allen Interiors Inc.	12,693	358,958
GoPro Inc., Class A Shares	28,060	116,168	*
M/I Homes Inc.	6,948	605,796	*
MDC Holdings Inc.	4,676	218,697
Meritage Homes Corp.	6,014	855,612
Total Household Durables		3,190,475
Leisure Products — 0.3%
JAKKS Pacific Inc.	17,000	339,490	*
Specialty Retail — 2.0%
Academy Sports & Outdoors Inc.	12,693	686,057
Dick’s Sporting Goods Inc.	4,009	529,950
Genesco Inc.	4,143	103,741	*
Hibbett Inc.	6,681	242,453
Signet Jewelers Ltd.	8,686	566,848
Total Specialty Retail		2,129,049
Textiles, Apparel & Luxury Goods — 0.3%
Movado Group Inc.	9,353	250,941
Total Consumer Discretionary		11,843,161
Consumer Staples — 3.8%
Beverages — 0.7%
Coca-Cola Consolidated Inc.	1,203	765,132

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Staples Distribution & Retail — 0.8%
Andersons Inc.	7,500	$346,125
Sprouts Farmers Market Inc.	13,000	477,490	*
Total Consumer Staples Distribution & Retail		823,615
Food Products — 0.9%
Cal-Maine Foods Inc.	1,900	85,500
John B Sanfilippo & Son Inc.	4,009	470,135
Simply Good Foods Co.	11,357	415,553	*
Total Food Products		971,188
Personal Care Products — 0.7%
Edgewell Personal Care Co.	8,500	351,135
Nature’s Sunshine Products Inc.	11,491	156,852	*
USANA Health Sciences Inc.	3,274	206,393	*
Total Personal Care Products		714,380
Tobacco — 0.7%
Turning Point Brands Inc.	7,349	176,450
Vector Group Ltd.	44,094	564,844
Total Tobacco		741,294
Total Consumer Staples		4,015,609
Energy — 6.1%
Energy Equipment & Services — 1.0%
Helmerich & Payne Inc.	10,300	365,135
Nabors Industries Ltd.	2,000	186,060	*
Patterson-UTI Energy Inc.	27,000	323,190
RPC Inc.	32,000	228,800
Total Energy Equipment & Services		1,103,185
Oil, Gas & Consumable Fuels — 5.1%
Baytex Energy Corp.	74,900	244,174	*
California Resources Corp.	11,000	498,190
DHT Holdings Inc.	40,000	341,200
Golar LNG Ltd.	19,375	390,794
Murphy Oil Corp.	20,043	767,647
Ovintiv Inc.	6,000	228,420
PBF Energy Inc., Class A Shares	12,000	491,280
PDC Energy Inc.	4,343	308,961
SandRidge Energy Inc.	41,948	639,707
Scorpio Tankers Inc.	6,000	283,380
SM Energy Co.	23,383	739,604
Teekay Tankers Ltd., Class A Shares	11,400	435,822
Total Oil, Gas & Consumable Fuels		5,369,179
Total Energy		6,472,364

See Notes to Financial Statements.

6	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Financials — 15.5%
Banks — 7.1%
Associated Banc-Corp.	19,000	$308,370
BankUnited Inc.	16,000	344,800
Berkshire Hills Bancorp Inc.	18,707	387,796
Carter Bankshares Inc.	30,022	444,025	*
Central Pacific Financial Corp.	11,491	180,524
Columbia Banking System Inc.	9,553	193,735
CrossFirst Bankshares Inc.	20,000	200,000	*
Customers Bancorp Inc.	10,300	311,678	*
Equity Bancshares Inc., Class A Shares	9,554	217,640
Financial Institutions Inc.	10,021	157,731
First BanCorp	54,757	669,131
First Commonwealth Financial Corp.	21,810	275,897
First Financial Corp.	6,614	214,757
First Horizon Corp.	26,724	301,179
First Internet Bancorp	6,013	89,293
Flushing Financial Corp.	20,043	246,328
Hancock Whitney Corp.	7,518	288,541
Hanmi Financial Corp.	30,545	456,037
Heartland Financial USA Inc.	3,674	102,394
Heritage Financial Corp.	8,685	140,436
HomeStreet Inc.	7,349	43,506
HomeTrust Bancshares Inc.	8,017	167,475
Hope Bancorp Inc.	32,269	271,705
Midland States Bancorp Inc.	14,221	283,140
New York Community Bancorp Inc.	40,235	452,241
OFG Bancorp	18,467	481,619
Washington Federal Inc.	10,000	265,200
Total Banks		7,495,178
Capital Markets — 0.7%
BGC Partners Inc., Class A Shares	87,455	387,426
CION Investment Corp.	22,300	231,474
Evercore Inc., Class A Shares	1,336	165,116
Total Capital Markets		784,016
Consumer Finance — 1.2%
Bread Financial Holdings Inc.	3,674	115,327
Enova International Inc.	16,000	849,920	*
Navient Corp.	16,000	297,280
Total Consumer Finance		1,262,527

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Financial Services — 4.4%
A-Mark Precious Metals Inc.	8,500	$318,198
Cannae Holdings Inc.	15,000	303,150	*
Essent Group Ltd.	5,151	241,067
International Money Express Inc.	18,000	441,540	*
Jackson Financial Inc., Class A Shares	15,000	459,150
MGIC Investment Corp.	44,763	706,808
Mr. Cooper Group Inc.	8,685	439,808	*
NMI Holdings Inc., Class A Shares	13,361	344,981	*
Radian Group Inc.	35,087	886,999
StoneCo Ltd., Class A Shares	37,000	471,380	*
Total Financial Services		4,613,081
Insurance — 1.8%
Ambac Financial Group Inc.	24,000	341,760	*
Employers Holdings Inc.	8,000	299,280
Enstar Group Ltd.	1,600	390,784	*
Genworth Financial Inc., Class A Shares	100,216	501,080	*
RLI Corp.	2,500	341,175
Total Insurance		1,874,079
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Corp.	29,000	314,650
Total Financials		16,343,531
Health Care — 15.4%
Biotechnology — 6.9%
2seventy bio Inc.	12,000	121,440	*
Abeona Therapeutics Inc.	8,551	34,460	*
ACADIA Pharmaceuticals Inc.	18,200	435,890	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	*(a)(b)(c)
Aeglea BioTherapeutics Inc.	30,064	13,544	*
Agios Pharmaceuticals Inc.	7,727	218,829	*
Akebia Therapeutics Inc.	80,173	73,358	*
Alaunos Therapeutics Inc.	128,783	65,679	*
Alkermes PLC	16,000	500,800	*
Anika Therapeutics Inc.	5,010	130,160	*
Aptevo Therapeutics Inc.	10,288	15,020	*
Arcturus Therapeutics Holdings Inc.	7,500	215,100	*
Ardelyx Inc.	147,000	498,330	*
Arrowhead Pharmaceuticals Inc.	1,669	59,517	*
Assembly Biosciences Inc.	79,545	91,477	*
Atara Biotherapeutics Inc.	28,000	45,080	*
Aurinia Pharmaceuticals Inc.	24,000	232,320	*

See Notes to Financial Statements.

8	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Biotechnology — continued
Beyondspring Inc.	12,092	$14,269	*
Bluebird Bio Inc.	23,000	75,670	*
Caribou Biosciences Inc.	14,030	59,627	*
CASI Pharmaceuticals Holdings Inc.	23,723	59,070	*
Chimerix Inc.	26,992	32,660	*
Cyclerion Therapeutics Inc.	3,789	15,573	*
CytomX Therapeutics Inc.	33,405	57,457	*
Deciphera Pharmaceuticals Inc.	8,685	122,285	*
Eagle Pharmaceuticals Inc.	5,475	106,434	*
Editas Medicine Inc.	8,000	65,840	*
Enanta Pharmaceuticals Inc.	2,900	62,060	*
Fate Therapeutics Inc.	19,000	90,440	*
GlycoMimetics Inc.	116,129	202,064	*
Heron Therapeutics Inc.	28,000	32,480	*
Homology Medicines Inc.	50,000	44,250	*
Infinity Pharmaceuticals Inc.	120,000	25,260	*
Inovio Pharmaceuticals Inc.	120,000	53,580	*
Intercept Pharmaceuticals Inc.	7,349	81,280	*
Ironwood Pharmaceuticals Inc.	15,000	159,600	*
Kiniksa Pharmaceuticals Ltd., Class A Shares	12,500	176,000	*
MacroGenics Inc.	32,000	171,200	*
NextCure Inc.	23,383	42,089	*
PDL BioPharma Inc.	152,500	64,441	*(a)(b)
Precigen Inc.	33,405	38,416	*
Precision BioSciences Inc.	68,684	36,128	*
Protagonist Therapeutics Inc.	14,000	386,680	*
Prothena Corp. PLC	1,700	116,076	*
Puma Biotechnology Inc.	23,383	82,542	*
RAPT Therapeutics Inc.	4,000	74,800	*
REGENXBIO Inc.	5,478	109,505	*
Rigel Pharmaceuticals Inc.	85,000	109,650	*
Sangamo Therapeutics Inc.	26,000	33,800	*
Savara Inc.	177,634	567,541	*
Sio Gene Therapies Inc.	53,448	21,422	*
Spectrum Pharmaceuticals Inc.	80,173	76,966	*
Surface Oncology Inc.	54,947	47,782	*
Sutro Biopharma Inc.	21,463	99,803	*
Synlogic Inc.	75,017	32,257	*
Syros Pharmaceuticals Inc.	4,209	13,258	*
uniQure NV	4,500	51,570	*

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Biotechnology — continued
Vanda Pharmaceuticals Inc.	18,707	$123,279	*
Vaxcyte Inc.	1,200	59,928	*
Vir Biotechnology Inc.	7,349	180,271	*
Voyager Therapeutics Inc.	17,171	196,608	*
Xencor Inc.	4,409	110,093	*
Y-mAbs Therapeutics Inc.	19,000	129,010	*
Total Biotechnology		7,262,018
Health Care Equipment & Supplies — 2.9%
Avanos Medical Inc.	5,946	151,980	*
Electromed Inc.	23,196	248,429	*
Haemonetics Corp.	2,500	212,850	*
iRadimed Corp.	4,208	200,890
Lantheus Holdings Inc.	3,000	251,760	*
Masimo Corp.	1,905	313,468	*
Semler Scientific Inc.	8,600	225,664	*
Shockwave Medical Inc.	3,207	915,310	*
Varex Imaging Corp.	12,025	283,429	*
Zynex Inc.	32,000	306,880	*
Total Health Care Equipment & Supplies		3,110,660
Health Care Providers & Services — 3.7%
Addus HomeCare Corp.	3,675	340,672	*
Alignment Healthcare Inc.	18,800	108,100	*
AMN Healthcare Services Inc.	4,677	510,354	*
Cross Country Healthcare Inc.	13,000	365,040	*
Ensign Group Inc.	9,626	918,898
InfuSystem Holdings Inc.	12,025	115,801	*
Joint Corp.	10,021	135,284	*
ModivCare Inc.	3,300	149,193	*
Owens & Minor Inc.	8,017	152,644	*
PetIQ Inc.	30,000	455,100	*
Tenet Healthcare Corp.	8,018	652,505	*
Total Health Care Providers & Services		3,903,591
Health Care Technology — 0.4%
NextGen Healthcare Inc.	18,888	306,363	*
Veradigm Inc.	12,500	157,500	*
Total Health Care Technology		463,863
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.	18,000	120,780	*
Codexis Inc.	35,000	98,000	*

See Notes to Financial Statements.

10	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Life Sciences Tools & Services — continued
PhenomeX Inc.	36,000	$17,640	*
Quanterix Corp.	7,000	157,850	*
Total Life Sciences Tools & Services		394,270
Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals Inc.	8,685	499,127	*
Assertio Holdings Inc.	50,108	271,585	*
Cara Therapeutics Inc.	13,361	37,812	*
Corcept Therapeutics Inc.	8,000	178,000	*
Nektar Therapeutics	30,000	17,256	*
SIGA Technologies Inc.	12,600	63,630
Theravance Biopharma Inc.	10,021	103,717	*
VYNE Therapeutics Inc.	5,196	21,096	*
Total Pharmaceuticals		1,192,223
Total Health Care		16,326,625
Industrials — 19.2%
Aerospace & Defense — 0.5%
AAR Corp.	10,021	578,813	*
Building Products — 1.3%
Alpha Pro Tech Ltd.	17,705	70,466	*
Apogee Enterprises Inc.	7,300	346,531
Masonite International Corp.	8,820	903,521	*
Total Building Products		1,320,518
Commercial Services & Supplies — 0.5%
CoreCivic Inc.	34,474	324,400	*
GEO Group Inc.	23,383	167,422	*
Total Commercial Services & Supplies		491,822
Construction & Engineering — 1.9%
Argan Inc.	8,479	334,158
Dycom Industries Inc.	5,345	607,459	*
Granite Construction Inc.	9,500	377,910
MYR Group Inc.	3,007	415,988	*
Orion Group Holdings Inc.	112,926	317,322	*
Total Construction & Engineering		2,052,837
Electrical Equipment — 0.9%
Atkore Inc.	2,500	389,850	*
Encore Wire Corp.	3,000	557,790
Total Electrical Equipment		947,640
Ground Transportation — 1.8%
ArcBest Corp.	5,345	528,086

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Ground Transportation — continued
Covenant Logistics Group Inc.	15,366	$673,492
Werner Enterprises Inc.	16,034	708,382
Total Ground Transportation		1,909,960
Machinery — 2.4%
Briggs & Stratton Corp.	158,200	0	*(a)(b)(c)
Greenbrier Cos. Inc.	11,156	480,823
Manitowoc Co. Inc.	23,383	440,302	*
Terex Corp.	12,025	719,456
Titan International Inc.	51,860	595,353	*
Wabash National Corp.	12,000	307,680
Total Machinery		2,543,614
Professional Services — 4.5%
Barrett Business Services Inc.	4,200	366,240
CRA International Inc.	4,677	477,054
ExlService Holdings Inc.	5,011	756,962	*
Exponent Inc.	3,675	342,951
Heidrick & Struggles International Inc.	7,349	194,528
IBEX Holdings Ltd.	12,000	254,760	*
Insperity Inc.	7,216	858,415
Kforce Inc.	12,026	753,549
TriNet Group Inc.	5,000	474,850	*
TrueBlue Inc.	13,328	236,039	*
Total Professional Services		4,715,348
Trading Companies & Distributors — 5.4%
BlueLinx Holdings Inc.	7,600	712,728	*
Boise Cascade Co.	5,345	482,921
Herc Holdings Inc.	5,345	731,463
MRC Global Inc.	46,767	470,944	*
NOW Inc.	66,810	692,152	*
Rush Enterprises Inc., Class A Shares	11,357	689,824
Titan Machinery Inc.	15,000	442,500	*
Triton International Ltd.	9,354	778,814
Veritiv Corp.	5,948	747,128
Total Trading Companies & Distributors		5,748,474
Total Industrials		20,309,026
Information Technology — 13.5%
Communications Equipment — 2.0%
ADTRAN Holdings Inc.	19,375	204,019
Applied Optoelectronics Inc.	34,741	207,056	*
Extreme Networks Inc.	30,064	783,167	*

See Notes to Financial Statements.

12	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Communications Equipment — continued
Infinera Corp.	60,000	$289,800	*
Inseego Corp.	82,800	53,290	*
NETGEAR Inc.	15,000	212,400	*
NetScout Systems Inc.	9,687	299,813	*
Total Communications Equipment		2,049,545
Electronic Equipment, Instruments & Components — 1.3%
Arlo Technologies Inc.	44,963	490,546	*
Avnet Inc.	4,008	202,204
Sanmina Corp.	8,017	483,185	*
Vishay Intertechnology Inc.	8,017	235,700
Total Electronic Equipment, Instruments & Components		1,411,635
IT Services — 0.6%
DigitalOcean Holdings Inc.	12,200	489,708	*
Grid Dynamics Holdings Inc.	19,709	182,308	*
Total IT Services		672,016
Semiconductors & Semiconductor Equipment — 3.1%
Alpha & Omega Semiconductor Ltd.	9,000	295,200	*
Amkor Technology Inc.	26,000	773,500
Axcelis Technologies Inc.	5,000	916,650	*
Kulicke & Soffa Industries Inc.	10,000	594,500
Photronics Inc.	26,724	689,212	*
Total Semiconductors & Semiconductor Equipment		3,269,062
Software — 5.2%
8x8 Inc.	49,000	207,270	*
A10 Networks Inc.	34,340	501,021
Alarm.com Holdings Inc.	5,011	258,968	*
Box Inc., Class A Shares	16,000	470,080	*
Cleanspark Inc.	70,000	300,300	*
CommVault Systems Inc.	8,441	612,985	*
Couchbase Inc.	25,000	395,500	*
Domo Inc., Class B Shares	4,008	58,757	*
eGain Corp.	20,644	154,624	*
InterDigital Inc.	4,400	424,820
LiveRamp Holdings Inc.	12,617	360,342	*
Matterport Inc.	70,700	222,705	*
Qualys Inc.	5,078	655,925	*
Varonis Systems Inc.	13,500	359,775	*
Yext Inc.	40,000	452,400	*
Total Software		5,435,472

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.3%
Stratasys Ltd.	12,025	$213,564	*
Super Micro Computer Inc.	4,700	1,171,475	*
Total Technology Hardware, Storage & Peripherals		1,385,039
Total Information Technology		14,222,769
Materials — 3.9%
Chemicals — 1.4%
AdvanSix Inc.	12,025	420,635
American Vanguard Corp.	12,827	229,218
Ecovyst Inc.	27,000	309,420	*
Rayonier Advanced Materials Inc.	42,532	182,037	*
Tronox Holdings PLC	25,756	327,359
Total Chemicals		1,468,669
Containers & Packaging — 0.3%
O-I Glass Inc.	18,000	383,940	*
Metals & Mining — 1.6%
Kaiser Aluminum Corp.	3,700	265,068
Olympic Steel Inc.	6,000	294,000
Ryerson Holding Corp.	10,000	433,800
SunCoke Energy Inc.	85,362	671,799
Total Metals & Mining		1,664,667
Paper & Forest Products — 0.6%
Clearwater Paper Corp.	10,989	344,175	*
Sylvamo Corp.	7,500	303,375
Total Paper & Forest Products		647,550
Total Materials		4,164,826
Real Estate — 4.3%
Health Care REITs — 0.8%
CareTrust REIT Inc.	21,463	426,255
National Health Investors Inc.	7,400	387,908
Total Health Care REITs		814,163
Hotel & Resort REITs — 2.8%
Apple Hospitality REIT Inc.	33,405	504,749
Chatham Lodging Trust	24,854	232,633
DiamondRock Hospitality Co.	65,682	526,113
Hersha Hospitality Trust, Class A Shares	66,810	406,873
Park Hotels & Resorts Inc.	13,500	173,070
Pebblebrook Hotel Trust	17,370	242,138
RLJ Lodging Trust	28,125	288,844

See Notes to Financial Statements.

14	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Hotel & Resort REITs — continued
Ryman Hospitality Properties Inc.		2,500	$232,300
Service Properties Trust		39,000	338,910
Total Hotel & Resort REITs			2,945,630
Industrial REITs — 0.2%
Innovative Industrial Properties Inc.		2,662	194,353
Office REITs — 0.1%
Piedmont Office Realty Trust Inc., Class A Shares		23,717	172,423
Real Estate Management & Development — 0.2%
RE/MAX Holdings Inc., Class A Shares		13,000	250,380
Residential REITs — 0.2%
Apartment Investment and Management Co., Class A Shares		25,000	213,000
Total Real Estate			4,589,949
Utilities — 3.2%
Electric Utilities — 1.9%
ALLETE Inc.		7,350	426,079
Otter Tail Corp.		4,009	316,551
PNM Resources Inc.		10,689	482,074
Portland General Electric Co.		17,036	797,796
Total Electric Utilities			2,022,500
Gas Utilities — 0.5%
National Fuel Gas Co.		4,878	250,534
Northwest Natural Holding Co.		6,949	299,154
Total Gas Utilities			549,688
Water Utilities — 0.8%
Consolidated Water Co. Ltd.		32,000	775,360
Total Utilities			3,347,548
Total Investments before Short-Term Investments (Cost — $98,958,439)			105,168,943

	Rate
Short-Term Investments — 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost — $922,160)	5.035%	922,160	922,160	(d)
Total Investments — 100.3% (Cost — $99,880,599)			106,091,103
Liabilities in Excess of Other Assets — (0.3)%			(269,029)
Total Net Assets — 100.0%			$105,822,074

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Franklin U.S. Small Cap Equity Fund

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

16	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments, at value (Cost — $99,880,599)	$106,091,103
Receivable for securities sold	575,360
Dividends receivable	86,909
Receivable for Fund shares sold	11,828
Other assets	126,335
Prepaid expenses	43,169
Total Assets	106,934,704

Liabilities:
Payable for securities purchased	717,008
Payable for Fund shares repurchased	149,740
Trustees’ fees payable	128,560
Investment management fee payable	41,621
Service and/or distribution fees payable	11,885
Accrued expenses	63,816
Total Liabilities	1,112,630
Total Net Assets	$105,822,074

Net Assets:
Par value (Note 7)	$93
Paid-in capital in excess of par value	100,639,244
Total distributable earnings (loss)	5,182,737
Total Net Assets	$105,822,074

Net Assets:
Class A	$57,316,439
Class C	$381,538
Class FI	$18,642
Class I	$1,539,283
Class IS	$46,566,171

Shares Outstanding:
Class A	5,012,734
Class C	38,434
Class FI	1,744
Class I	129,599
Class IS	4,069,882

Net Asset Value:
Class A (and redemption price)	$11.43
Class C*	$9.93
Class FI (and redemption price)	$10.69
Class I (and redemption price)	$11.88
Class IS (and redemption price)	$11.44
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$12.10

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Dividends	$893,068
Less: Foreign taxes withheld	(2,346)
Total Investment Income	890,722

Expenses:
Investment management fee (Note 2)	357,446
Service and/or distribution fees (Notes 2 and 5)	71,961
Transfer agent fees (Note 5)	67,193
Fund accounting fees	32,928
Registration fees	30,199
Audit and tax fees	19,409
Legal fees	16,707
Shareholder reports	6,470
Trustees’ fees	3,966
Commitment fees (Note 8)	452
Insurance	318
Custody fees	277
Fees recaptured by investment manager (Note 2)	84
Miscellaneous expenses	4,191
Total Expenses	611,601
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(99,121)
Net Expenses	512,480
Net Investment Income	378,242

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(1,086,344)
Change in Net Unrealized Appreciation (Depreciation) From Investments	5,877,443
Net Gain on Investments	4,791,099
Increase in Net Assets From Operations	$5,169,341

See Notes to Financial Statements.

18	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022	2023	2022

Operations:
Net investment income	$378,242	$325,459
Net realized gain (loss)	(1,086,344)	10,445,934
Change in net unrealized appreciation (depreciation)	5,877,443	(37,624,863)
Increase (Decrease) in Net Assets From Operations	5,169,341	(26,853,470)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,283,007)	(5,718,112)
Decrease in Net Assets From Distributions to Shareholders	(1,283,007)	(5,718,112)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	4,473,955	10,186,124
Reinvestment of distributions	1,280,169	5,705,292
Cost of shares repurchased	(5,020,561)	(34,407,097)
Shares redeemed in-kind (Note 9)	—	(37,396,485)
Increase (Decrease) in Net Assets From Fund Share Transactions	733,563	(55,912,166)
Increase (Decrease) in Net Assets	4,619,897	(88,483,748)

Net Assets:
Beginning of period	101,202,177	189,685,925
End of period	$105,822,074	$101,202,177

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	19

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$11.02	$13.71	$13.09	$12.22	$10.29	$13.55

Income (loss) from operations:
Net investment income	0.03	0.01	0.04	0.04	0.04	0.02
Net realized and unrealized gain (loss)	0.52	(2.14)	3.84	1.29	2.05	(2.13)
Total income (loss) from operations	0.55	(2.13)	3.88	1.33	2.09	(2.11)

Less distributions from:
Net investment income	—	(0.04)	(0.00) [3]	(0.10)	(0.02)	(0.01)
Net realized gains	(0.14)	(0.52)	(3.26)	(0.36)	(0.14)	(1.14)
Total distributions	(0.14)	(0.56)	(3.26)	(0.46)	(0.16)	(1.15)

Net asset value, end of period	$11.43	$11.02	$13.71	$13.09	$12.22	$10.29
Total return[4]	4.99%	(15.42)%	30.03%	10.99%	20.43%	(15.58)%

Net assets, end of period (000s)	$57,316	$56,113	$68,716	$12,128	$13,223	$11,916

Ratios to average net assets:
Gross expenses	1.41%[5]	1.36%	1.32%	1.27%	1.24%	1.22%
Net expenses[6,7]	1.20 [5]	1.20	1.19	1.14	1.12	1.13
Net investment income	0.54 [5]	0.08	0.23	0.37	0.38	0.11

Portfolio turnover rate	18%	31%[8]	39%	37%	51%	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2024, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.62	$12.10	$11.95	$11.17	$9.47	$12.66

Income (loss) from operations:
Net investment loss	(0.01)	(0.07)	(0.12)	(0.04)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	0.46	(1.89)	3.53	1.18	1.89	(1.97)
Total income (loss) from operations	0.45	(1.96)	3.41	1.14	1.84	(2.05)

Less distributions from:
Net realized gains	(0.14)	(0.52)	(3.26)	(0.36)	(0.14)	(1.14)
Total distributions	(0.14)	(0.52)	(3.26)	(0.36)	(0.14)	(1.14)

Net asset value, end of period	$9.93	$9.62	$12.10	$11.95	$11.17	$9.47
Total return[3]	4.68%	(16.08)%	28.92%	10.16%	19.52%	(16.18)%

Net assets, end of period (000s)	$382	$366	$326	$640	$1,125	$3,579

Ratios to average net assets:
Gross expenses	2.12%[4,5]	2.11%	2.04%	2.05%	2.04%[5]	1.93%[5]
Net expenses[6,7]	1.95 [4,5]	1.95	1.95	1.91	1.93 [5]	1.83 [5]
Net investment loss	(0.21) [4]	(0.64)	(0.84)	(0.42)	(0.42)	(0.58)

Portfolio turnover rate	18%	31%[8]	39%	37%	51%	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2024, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.32	$12.86	$12.45	$11.61	$9.78	$12.96

Income (loss) from operations:
Net investment income	0.03	0.01	0.00 [3]	0.02	0.04	0.00 [3]
Net realized and unrealized gain (loss)	0.48	(2.00)	3.67	1.24	1.95	(2.04)
Total income (loss) from operations	0.51	(1.99)	3.67	1.26	1.99	(2.04)

Less distributions from:
Net investment income	—	(0.03)	—	(0.06)	(0.02)	—
Net realized gains	(0.14)	(0.52)	(3.26)	(0.36)	(0.14)	(1.14)
Total distributions	(0.14)	(0.55)	(3.26)	(0.42)	(0.16)	(1.14)

Net asset value, end of period	$10.69	$10.32	$12.86	$12.45	$11.61	$9.78
Total return[4]	4.94%	(15.37)%	29.85%	10.94%	20.42%	(15.73)%

Net assets, end of period (000s)	$19	$18	$23	$18	$150	$107

Ratios to average net assets:
Gross expenses	1.67%[5]	1.78%	1.77%	1.72%	1.41%[6]	1.36%[6]
Net expenses[7,8]	1.20 [5]	1.20	1.20	1.20	1.20 [6]	1.20 [6]
Net investment income	0.54 [5]	0.09	0.03	0.24	0.33	0.02

Portfolio turnover rate	18%	31%[9]	39%	37%	51%	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2024, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$11.43	$14.18	$13.43	$12.52	$10.53	$13.84

Income (loss) from operations:
Net investment income	0.05	0.05	0.04	0.07	0.07	0.04
Net realized and unrealized gain (loss)	0.54	(2.21)	3.97	1.33	2.11	(2.18)
Total income (loss) from operations	0.59	(2.16)	4.01	1.40	2.18	(2.14)

Less distributions from:
Net investment income	—	(0.07)	(0.00) [3]	(0.13)	(0.05)	(0.03)
Net realized gains	(0.14)	(0.52)	(3.26)	(0.36)	(0.14)	(1.14)
Total distributions	(0.14)	(0.59)	(3.26)	(0.49)	(0.19)	(1.17)

Net asset value, end of period	$11.88	$11.43	$14.18	$13.43	$12.52	$10.53
Total return[4]	5.16%	(15.10)%	30.22%	11.26%	20.74%	(15.41)%

Net assets, end of period (000s)	$1,539	$1,555	$2,274	$3,718	$4,257	$10,457

Ratios to average net assets:
Gross expenses	1.14%[5]	1.11%	1.03%	1.06%	1.05%[6]	1.01%[6]
Net expenses[7,8]	0.90 [5]	0.90	0.90	0.90	0.90 [6]	0.90 [6]
Net investment income	0.83 [5]	0.37	0.27	0.60	0.58	0.31

Portfolio turnover rate	18%	31%[9]	39%	37%	51%	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2024, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$11.01	$13.73	$13.07	$12.19	$10.26	$13.54

Income (loss) from operations:
Net investment income	0.06	0.05	0.07	0.08	0.09	0.07
Net realized and unrealized gain (loss)	0.51	(2.12)	3.85	1.30	2.05	(2.15)
Total income (loss) from operations	0.57	(2.07)	3.92	1.38	2.14	(2.08)

Less distributions from:
Net investment income	—	(0.13)	(0.00) [3]	(0.14)	(0.07)	(0.06)
Net realized gains	(0.14)	(0.52)	(3.26)	(0.36)	(0.14)	(1.14)
Total distributions	(0.14)	(0.65)	(3.26)	(0.50)	(0.21)	(1.20)

Net asset value, end of period	$11.44	$11.01	$13.73	$13.07	$12.19	$10.26
Total return[4]	5.18%	(14.92)%	30.38%	11.47%	20.92%	(15.33)%

Net assets, end of period (000s)	$46,566	$43,150	$118,348	$122,658	$126,394	$103,403

Ratios to average net assets:
Gross expenses	0.93%[5]	0.88%	0.84%	0.89%	0.86%[6]	0.85%[6]
Net expenses[7,8]	0.75 [5]	0.75	0.75	0.75	0.75 [6]	0.75 [6]
Net investment income	1.00 [5]	0.39	0.46	0.76	0.77	0.50

Portfolio turnover rate	18%	31%[9]	39%	37%	51%	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

24	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Common Stocks:
Health Care	$16,262,184	—	$64,441		$16,326,625
Industrials	20,309,026	—	0	*	20,309,026
Other Common Stocks	68,533,292	—	—		68,533,292
Total Long-Term Investments	105,104,502	—	64,441		105,168,943
Short-Term Investments†	922,160	—	—		922,160
Total Investments	$106,026,662	—	$64,441		$106,091,103

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

28	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA pays Franklin Advisers monthly the entire management fee it receives from the Fund, net of any fees paid to Western Asset. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 1.20%, 1.95%, 1.20% and 0.90% for Class A, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2024, but may be terminated at any time by LMPFA.

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $99,121.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires December 31, 2023	$14,124	$961	$285	$5,132	$143,218
Expires December 31, 2024	48,505	463	119	4,886	109,106
Expires December 31, 2025	95,430	412	109	3,753	93,420
Expires December 31, 2026	58,061	338	40	1,785	38,897
Total fee waivers/expense reimbursements subject to recapture	$216,120	$2,174	$553	$15,556	$384,641

For the six months ended June 30, 2023, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class C
LMPFA recaptured	$84

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$5,767
CDSCs	111

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fee payable on the Statement of Assets and Liabilities. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

30	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of June 30, 2023, Franklin Resources and its affiliates owned 43% of the Fund.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$18,863,394
Sales	18,465,356

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$99,880,599	$26,766,966	$(20,556,462)	$6,210,504

4. Derivative instruments and hedging activities

During the six months ended June 30, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$70,011	$65,123
Class C	1,929	295
Class FI	21	43
Class I	—	1,601
Class IS	—	131
Total	$71,961	$67,193

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$58,061
Class C	338
Class FI	40
Class I	1,785
Class IS	38,897
Total	$99,121

6. Distributions to shareholders by class

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Net Investment Income:
Class A	—	$196,777
Class C	—	—
Class FI	—	48
Class I	—	10,333
Class IS	—	582,848
Total	—	$790,006

Net Realized Gains:
Class A	$695,789	$2,566,693
Class C	5,382	18,416
Class FI	230	848
Class I	18,033	74,650
Class IS	563,573	2,267,499
Total	$1,283,007	$4,928,106

7. Shares of beneficial interest

At June 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

32	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	263,271	$2,965,995	530,016	$6,387,034
Shares issued on reinvestment	60,709	693,292	254,280	2,752,178
Shares repurchased	(401,455)	(4,520,990)	(707,828)	(8,435,125)
Net increase (decrease)	(77,475)	$(861,703)	76,468	$704,087

Class C
Shares sold	5,842	$57,026	21,032	$221,665
Shares issued on reinvestment	542	5,376	1,935	18,360
Shares repurchased	(5,997)	(56,444)	(11,878)	(126,649)
Net increase	387	$5,958	11,089	$113,376

Class FI
Shares sold	170	$1,771	139	$1,480
Shares issued on reinvestment	22	230	88	896
Shares repurchased	(186)	(1,958)	(245)	(2,592)
Net increase (decrease)	6	$43	(18)	$(216)

Class I
Shares sold	11,070	$128,804	4,211	$51,304
Shares issued on reinvestment	1,492	17,698	7,433	83,511
Shares repurchased	(19,008)	(219,599)	(35,949)	(433,135)
Net decrease	(6,446)	$(73,097)	(24,305)	$(298,320)

Class IS
Shares sold	119,477	$1,320,359	313,756	$3,524,641
Shares issued on reinvestment	49,350	563,573	264,806	2,850,347
Shares repurchased	(19,461)	(221,570)	(2,278,426)	(25,409,596)
Shares redeemed in-kind	—	—	(2,998,916)	(37,396,485)
Net increase (decrease)	149,366	$1,662,362	(4,698,780)	$(56,431,093)

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2023.

Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

9. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended June 30, 2023, the Fund had no redemptions in-kind. For the year ended December 31, 2022, the Fund had redemptions in-kind with total proceeds in the amount of $37,396,485. The net realized gain on these redemptions in-kind amounted to $6,152,307, which was not realized for tax purposes.

10. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

11. Subsequent event

Subsequent to the period ended June 30, 2023, shareholder redemptions from Class IS shares exceeded 50% of Class IS net assets as of June 30, 2023.

34	Franklin U.S. Small Cap Equity Fund 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 3-4, 2023, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin U.S. Small Cap Equity Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2023 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the

Franklin U.S. Small Cap Equity Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the

36	Franklin U.S. Small Cap Equity Fund

Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as small-cap core funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-and five-year periods ended December 31, 2022 was below the median performance of the funds in the Performance Universe and was above the median performance of the funds in the Performance Universe for the three- and ten-year periods ended December 31, 2022. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.

Franklin U.S. Small Cap Equity Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including third-party sub-advised funds.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of institutional funds consisting of 16 small-cap core funds (including the

38	Franklin U.S. Small Cap Equity Fund

Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of small-cap core funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and below the median of the actual total expense ratios of the funds in the Expense Universe. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2024.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had previously been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.

Franklin U.S. Small Cap Equity Fund	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

40	Franklin U.S. Small Cap Equity Fund

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Franklin U.S. Small Cap Equity Fund	41

Statement regarding liquidity risk management program (unaudited) (cont’d)

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

42	Franklin U.S. Small Cap Equity Fund

Franklin

U.S. Small Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Franklin U.S. Small Cap Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Franklin U.S. Small Cap Equity Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin U.S. Small Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BATX013860 08/23 SR23-4699

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 18, 2023